                                                                          NUVEEN

NUVEEN MARYLAND
TRADITIONAL UNIT TRUST 319                                                   912


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.01 - 5.22%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.07 - 5.35%                                        - Dependable Income
DATE OF DEPOSIT: January 14, 1997                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.1 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.17 to $97.20 depending on the purchase amount
Cusip           67102E 493 monthly payment plan
Numbers         67102E 501 quarterly payment plan
                67102E 519 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               44%
                AA                56
                                  ---------
                                  100%
Registration    Registered in Maryland

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-17                                            25.7%
2018-20                                            17.1%
2021-23                                            14.3%
2024+                                              42.9%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 01/13/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.21%

Treasury Bonds
     Yield                                         6.85%
     Tax Equivalent Yield                          7.21%

Corporate Bonds
     Yield                   7.67%

 *COMPARES TRUST AS OF 01/13/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/10/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS MARYLAND TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $    50,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AA-   Aa3
              The Johns Hopkins Hospital Issue, Series 1990, 0.00% Due 7/1/19. (Original
              issue discount bonds delivered on or about June 7, 1990 at a price of
              12.098% of principal amount.)                                               No Optional
                                                                                              Call
     500,000  Maryland Health and Higher Educational Facilities Authority, Parking                     AAA   Aaa
              Revenue Bonds, The Johns Hopkins Medical Institutions Parking Facilities
              Issue, Series 1996, 5.50% Due 7/1/26. (AMBAC Insured.)                      2006 at 102
     500,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AAA   Aaa
              Loyola College Issue, Series 1996A, 5.375% Due 10/1/26. (Original issue discount bonds delivered on or about November 14, 1996 at a price of
              94.668% of principal amount.)(MBIA Insured.)                                2006 at 102
     500,000  University of Maryland System, Auxiliary Facility and Tuition Revenue                    AA+   Aa3
              Bonds, 1996 Series A, 5.75% Due 4/1/17.                                     2006 at 101
     500,000  Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water              AA+   Aa
              and Sewer Series, 1996, 5.00% Due 9/1/20. (Original issue discount bonds delivered on or about March 20, 1996 at a price of 93.957% of principal
              amount.)                                                                    2006 at 101
     500,000  City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project               AAA   Aaa
              and Refunding Revenue Bonds (Wastewater Projects), Series 1996-A, 5.50% Due
              7/1/26. (Original issue discount bonds delivered on or about July 31, 1996
              at a price of 93.74% of principal amount.)(FGIC Insured.)                   2006 at 101
     400,000  Harford County, Maryland, Consolidated Public Improvement Bonds, Series                  AA-   Aa
              1996, 5.00% Due 3/1/15. (General Obligation Bonds.)                         2006 at 102
      50,000  Washington County, Maryland, Water and Sewer Project and Refunding Bonds,                AAA   Aaa
              Series 1996A (Capital Appreciation General Obligation Bonds), 0.00% Due
              1/1/18. (Original issue discount bonds delivered on or about June 19, 1996
              at a price of 28.293% of principal amount.)(FGIC Insured.)                  No Optional
                                                                                              Call
     500,000  Washington Suburban Sanitary District, Maryland (Montgomery and Prince                   AA   Aa1
              George's Counties, Maryland), General Construction Bonds of 1996, 5.625%
              Due 6/1/21. (General Obligation Bonds.)                                     2006 at 100
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         9 BONDS FROM MARYLAND.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/13/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.17     4.90 %      5.01%   5.07%   5.04%   5.11%   5.06%   5.13 %
 500 / $50,000              100.01     4.75        5.02    5.08    5.05    5.12    5.07    5.14
 1,000 / $100,000            99.75     4.50        5.03    5.10    5.07    5.14    5.08    5.16
 2,500 / $250,000            99.49     4.25        5.05    5.12    5.08    5.16    5.10    5.18
 5,000 / $500,000            98.71     3.50        5.09    5.18    5.12    5.22    5.14    5.24
 10,000 / $1,000,000         98.21     3.00        5.11    5.22    5.14    5.26    5.16    5.28
 25,000 / $2,500,000         97.70     2.50        5.14    5.26    5.17    5.30    5.19    5.31
 50,000 / $5,000,000         97.20     2.00        5.17    5.29    5.20    5.33    5.22    5.35

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.5%   34.5%   39.0%      42.5%
         5.01  % 7.31%   7.65%   8.21%      8.71 %
         5.02    7.33    7.66    8.23       8.73
         5.03    7.34    7.68    8.25       8.75
         5.05    7.37    7.71    8.28       8.78
         5.09    7.43    7.77    8.34       8.85
         5.11    7.46    7.80    8.38       8.89
         5.14    7.50    7.85    8.43       8.94
         5.17    7.55    7.89    8.48       8.99

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .2369
 Monthly plan            3/15/97       .4182   $ 5.0206
 Quarterly plan          5/15/97      1.2627
                         8/15/97      1.2627     5.0526
 Semi-annual plan        5/15/97      1.2672
                        11/15/97      2.5344     5.0716
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.21 =  99.790
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/13/97)        interest
 99.790       X   $5.0206        =   $501.01
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 279                                                       912


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 14, 1997
ESTIMATED CURRENT RETURN:
5.14 - 5.35%
ESTIMATED LONG-TERM RETURN:
5.19 - 5.46%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.39 to $97.42 depending on the purchase amount
Cusip           67065A 280 monthly payment plan
Numbers         67065A 298 quarterly payment plan
                67065A 306 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-20                                            28.6%
2021-23                                            42.8%
2024+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/13/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.14%
     Tax Equivalent Yield                          8.86%

Treasury Bonds
     Yield                                         6.85%
     Tax Equivalent Yield                          7.55%

Corporate Bonds
     Yield                   7.67%

 *COMPARES TRUST AS OF 01/13/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/10/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  California Educational Facilities Authority, Revenue Bonds (Loyola          2006 at 102  AAA   Aaa
              Marymount University), Series 1996, 5.90% Due 10/1/21.
     500,000  California Health Facilities Financing Authority, Insured Health Facility   2006 at 102  AAA   Aaa
              Refunding Revenue Bonds (Catholic Healthcare West), 1996 Series A, 6.00%
              Due 7/1/25.
     500,000  State Public Works Board of the State of California, Lease Revenue          2006 at 102  AAA   Aaa
              Refunding Bonds (Department of Corrections), 1996 Series B, California
              State Prison-Monterey County (Soledad II), 5.625% Due 11/1/19.
     500,000  California State University, Sacramento Student Union Refunding Revenue     2005 at 102  AAA   Aaa
              Bonds, Series C, 5.625% Due 3/1/21.
     200,000  Encinitas Union School District (San Diego County, California), General     No Optional  AAA   Aaa
              Obligation Bonds, Election of 1996, Series 1996, 0.00% Due 8/1/18.              Call
              (Original issue discount bonds delivered on or about August 22, 1996 at a price of 28.219% of principal amount.)
     300,000  Los Angeles County Metropolitan Transportation Authority (California),      2006 at 101  AAA   Aaa
              Sales Tax Revenue Refunding Bonds, Proposition A-2nd Tier, Series 1996,
              5.75% Due 7/1/18.
     500,000  Mountain View Shoreline Regional Park Community (County of Santa Clara,     2006 at 102  AAA   Aaa
              California), Tax Allocation Bonds, 1996 Series A, 5.50% Due 8/1/21.
              (Original issue discount bonds delivered on or about August 1, 1996 at a price of 94.68% of principal amount.)
     500,000  County of Sacramento, California, Airport System Revenue Bonds, Series      2006 at 102  AAA   Aaa
              1996B, 5.75% Due 7/1/26. (Original issue discount bonds delivered on or about July 2, 1996 at a price of 94.945% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/13/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.39     4.90 %      5.14%   5.19%   5.17%   5.22%   5.19%   5.24 %
 500 / $50,000              100.23     4.75        5.15    5.20    5.18    5.23    5.20    5.25
 1,000 / $100,000            99.97     4.50        5.16    5.22    5.19    5.25    5.21    5.27
 2,500 / $250,000            99.71     4.25        5.18    5.24    5.21    5.27    5.23    5.29
 5,000 / $500,000            98.93     3.50        5.22    5.30    5.25    5.33    5.27    5.35
 10,000 / $1,000,000         98.42     3.00        5.24    5.34    5.28    5.37    5.30    5.39
 25,000 / $2,500,000         97.92     2.50        5.27    5.38    5.30    5.41    5.32    5.43
 50,000 / $5,000,000         97.42     2.00        5.30    5.41    5.33    5.44    5.35    5.46

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.14  % 7.85%   8.22%   8.86%      9.35 %
         5.15    7.86    8.24    8.88       9.36
         5.16    7.88    8.26    8.90       9.38
         5.18    7.91    8.29    8.93       9.42
         5.22    7.97    8.35    9.00       9.49
         5.24    8.00    8.38    9.03       9.53
         5.27    8.05    8.43    9.09       9.58
         5.30    8.09    8.48    9.14       9.64

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .2436
 Monthly plan            3/15/97       .4299   $ 5.1608
 Quarterly plan          5/15/97      1.2978
                         8/15/97      1.2978     5.1928
 Semi-annual plan        5/15/97      1.3023
                        11/15/97      2.6046     5.2118
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.43 =  99.571
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/13/97)        interest
 99.571       X   $5.1608        =   $513.87
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)